Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
AVALON HOLDINGS CORPORATION AND SUBSIDIARIES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED
DECEMBER
31,
201
6
AND
201
5
(in thousands
)

		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2016
Allowance for doubtful accounts	$235	$115		$-	$115	(1)	$235
Deferred tax asset valuation allowance	$1,651	$(198	) (2)	$-	$-		$1,453

Year ended December 31, 2015
Allowance for doubtful accounts	$168	$85		$-	$18	(1)	$235
Deferred tax asset valuation allowance	$1,418	$233	(2)	$-	$-		$1,651

(1) Accounts receivable written-off as uncollectible, net of recoveries.
(2) Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.